PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4. PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

(Amounts in 000’s)	Estimated Useful Lives (Years)	March 31, 2023	December 31, 2022
Buildings and improvements	5-40	$63,746	$63,746
Equipment and computer related	2-10	1,463	1,807
Land (1)	—	2,774	2,774
Property and equipment		67,983	68,327
Less: accumulated depreciation and amortization		(21,874)	(21,716)
Property and equipment, net		$46,109	$46,611

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 6.6 years.

The following table summarizes total depreciation and amortization expense three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
(Amounts in 000’s)	2023	2022
Depreciation	$400	$503
Amortization	110	110
Total depreciation and amortization expense	$510	$613

NOTE 4. PROPERTY AND EQUIPMENT

The following table sets forth the Company’s property and equipment:

		December 31,
(Amounts in 000’s)	Lives (Years)	2022	2021
Buildings and improvements	5 - 40	$63,746	$65,695
Equipment and computer related	2 - 10	1,807	4,494
Land (1)	—	2,774	2,776
		68,327	72,965
Less: accumulated depreciation and amortization		(21,716)	(22,838)
Property and equipment, net		$46,611	$50,127

(1)	Includes $0.1 million of land improvements with an average estimated useful remaining life of approximately 7 years.

During the year ended December 31, 2022, and the twelve months ended December 31, 2021, the Company recorded no impairments in property and equipment.

The following table summarizes total depreciation and amortization for the year ended December 31, 2022, and 2021:

	December 31,
Amounts in (000’s)	2022	2021
Depreciation	$1,966	$2,153
Amortization	438	438
Total depreciation and amortization	$2,404	$2,591